Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting

Note 13 – Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has only one operating segment.

The following table presents revenue by major merchandise categories for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the years ended December 31,
	2020	2019	2018
Cosmetic products (a)	$18,700,973	$18,470,489	$11,695,598
Health and Nutritional supplements (b)	52,372,561	22,672,288	5,435,578
Household products (c)	25,732,975	20,633,126	7,055,786
Others	72,664	-	634
Total	$96,879,173	$61,775,903	$24,187,596

(a)	Cosmetic products mainly include products of lotion, oral care, shampoo, soap and fragrance.

(b)	Health and Nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.

(c)	Household products are consumer products, which mainly include functional shoes, smartphones, cooking pot, water purifier and magnetic tampons.

All of the Company’s long-lived assets are located in PRC. All of the Company’s merchandises is sold in PRC.